S-K 1603, SPAC Sponsor; Conflicts of Interest	Jan. 22, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	members of our management team, our board of directors and advisors will directly or indirectly own founder shares following this offering, as set forth in “Principal Shareholders,” and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

The post-offering ownership percentage column below assumes that (i) the underwriters do not exercise their over-allotment option and the forfeiture of 1,000,000 founder shares, and (ii) there are 20,000,000 ordinary shares issued and outstanding after this offering.

	Before Offering		After Offering
		Approximate			Approximate
	Number of	Percentage of	Number of		Percentage of
	Shares	Outstanding	Shares		Outstanding
	Beneficially	Ordinary	Beneficially		Ordinary
Name and Address of Beneficial Owner(1)	Owned(2)	Shares	Owned		Shares
Spring Valley Acquisition IV Sponsor, LLC(3)	7,546,667	98.4%	6,546,667		24.7%
Christopher Sorrells(3)	7,546,667	98.4%	6,546,667		24.7%
Jeff Schramm(4)	—	—	—		—
Robert Kaplan(4)	—	—	—		—
David Buzby	40,000	*	40,000		*
Debora Frodl	40,000	*	40,000		*
Richard Thompson	40,000	*	40,000		*
All directors and officers as a group (6 individuals)	7,666,667	100%	6,666,667	(5)	25.1%
*	Less than one percent.
(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Spring Valley Acquisition Corp. IV, 2100 McKinney Ave., Suite 1675, Dallas, Texas 75201.
(2)	Interests shown consist solely of founder shares, classified as Class B ordinary shares. Such shares will convert into Class A ordinary shares on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.”
(3)	Christopher Sorrells, our Chairman and Chief Executive Officer, is the managing member of our Sponsor, therefore, he may be deemed to have beneficial ownership of the securities held directly by our Sponsor. Mr. Sorrells also has an economic interest in our Sponsor. Mr. Sorrells disclaims any beneficial ownership of the securities held by our sponsor other than to the extent of his pecuniary interest therein.
(4)	Mr. Schramm and Mr. Kaplan have an economic interest in our sponsor. Each of Mr. Schramm and Mr. Kaplan disclaims any beneficial ownership of the securities held by our sponsor other than to the extent of his pecuniary interest therein.
(5)	Represents 6,666,667 founder shares directly held by our initial shareholders, excluding up to 1,000,000 founder shares that will be forfeited depending on the extent to which the underwriters’ over- allotment option is exercised.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination either (1) in connection with a general meeting called to approve the business combination or (2) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would typically require shareholder approval. We intend to conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by applicable law or stock exchange listing requirement or we choose to seek shareholder approval for business or other reasons.If a shareholder vote is not required and we do not decide to hold a shareholder vote for business or other reasons, we will, pursuant to our amended and restated memorandum and articles of association:conduct the redemptions pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulate issuer tender offers; andfile tender offer documents with the SEC prior to completing our initial business combination which contain substantially the same financial and other information about the initial business combination and the redemption rights as is required under Regulation 14A of the Exchange Act, which regulates the solicitation of proxies.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

Founder Shares

Earlier of: (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “Principal Shareholders — Transfers of Founder Shares and Private Placement Warrants”).

Sponsor Richard Thompson David Buzby Debora Frodl

Transfers permitted (a)(i) our Sponsor’s members, (ii) the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iii) any affiliates or family members of the directors or officers of the Company, our Sponsor, our Sponsor’s members, (iv) any members or partners of our Sponsor, our Sponsor’s members, or their respective affiliates, or any affiliates of our Sponsor, our Sponsor’s members, or any employees of such affiliates, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of our initial business combination; (h) in the event of our liquidation prior to our completion of our initial business combination; (i) by virtue of the laws of the Cayman Islands, by virtue of our Sponsor’s memorandum and articles of association or other constitutional, organizational or formational documents, as amended, upon dissolution of our Sponsor, or by virtue of the constitutional, organization or formational documents of a subsidiary of our Sponsor that holds the relevant securities, upon liquidation or dissolution of such subsidiary; or (j) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to our completion of our initial business combination

Private Placement Warrants (and Underlying Class A Ordinary Shares)	30 days after the completion of our initial business combination	Sponsor	Same as above

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Christopher Sorrells	Spring Valley II	SPAC	Chairman and CEO
	Spring Valley III	SPAC	Chairman and CEO

Jeff Schramm	Spring Valley III	SPAC	Chief Financial Officer

Robert Kaplan	Spring Valley II	SPAC	Chief Financial Officer
	Spring Valley III	SPAC

David Buzby	Spring Valley II	SPAC	Director
	Stem, Inc.	Energy storage/grid services	Chairman
	Wondrwall Holdco Ltd.	Software	Chairman

Richard Thompson	Spring Valley II	SPAC	Director
	Spring Valley III	SPAC	Director

Deborah Frodl	ITC Holdings Corp.	Energy	Director
	Greenbelt Capital Partners	Private equity investments	Operating Partner
	Spring Valley III	SPAC	Director